Subsequent Events (Details Narrative)								2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 12, 2025 USD ($) shares	Jan. 13, 2025 $ / shares shares	Feb. 26, 2024 USD ($) shares	Oct. 24, 2023 USD ($) shares	Aug. 14, 2023 shares	Jul. 06, 2023 shares	Apr. 27, 2023 shares	Aug. 19, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Apr. 30, 2022 shares
Subsequent Event [Line Items]
Gross proceeds from issuance of common stock | $										$ 429,133	$ 2,277,759	$ 100,000
Gross proceeds from issuance of shares													75,971,700
Shares issued					218,660	472,153	216,874			2,161,558
Shares issued, services				1,896,667
Value issued, services | $				$ 322,433					$ 100,000	$ 333,333	$ 333,333	$ 322,433
Common Stock [Member]
Subsequent Event [Line Items]
Average price | $ / shares		$ 0.6660
Shares issued		1,858,031	12,635,058							2,161,558	12,635,059	472,153
Shares issued, services	600,000		1,500,000						600,000	1,500,000	1,500,000	1,896,667
Value issued, services | $	$ 100,000		$ 333,333
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance of common stock | $								$ 2,090,890
Gross proceeds from issuance of shares								8,363,560
Average price | $ / shares								$ 0.25
Additional common stock price per share | $ / shares								$ 0.30